Share-Based Compensation - Summary of the Status of the Stock Options Outstanding (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares
Share-Based Payment Arrangements [Abstract]
Number of stock options outstanding, beginning balance (in shares) | shares	23,610,000
Number of stock options granted (in shares) | shares	7,649,000
Number of stock options exercised (in shares) | shares	(1,631,000)
Number of stock options forfeited (in shares) | shares	(4,100,000)
Number of stock options outstanding, ending balance (in shares) | shares	25,528,000	23,610,000
Number of stock options exercisable (in shares) | shares	14,027,000
Weighted average exercise price of stock options outstanding, beginning balance (in dollars per share) | $ / shares	$ 5.54
Weighted average exercise price of stock options granted (in dollars per share) | $ / shares	3.77
Weighted average exercise price of stock options exercised (in dollars per share) | $ / shares	1.51
Weighted average exercise price of stock options forfeited (in dollars per share) | $ / shares	7.27
Weighted average exercise price of stock options outstanding, ending balance (in dollars per share) | $ / shares	5.00	$ 5.54
Weighted average exercise price of stock options exercisable (in dollars per share) | $ / shares	$ 4.32
Weighted average remaining contractual life of outstanding share options	7 years 6 months 14 days	7 years 8 months 12 days
Weighted average remaining contractual life of exercisable stock options	6 years 5 months 1 day
Aggregate intrinsic value of outstanding stock options | $	$ 921	$ 53,455
Aggregate intrinsic value of outstanding of exercisable stock options | $	$ 921